Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases

Future minimum rentals payable under non-cancellable operating leases as at December 31, 2018 are as follows:

	Year ended December 31,
	2017	2018
Within one year	743,858	331,527
After one year but not more than three years	535,203	204,138
After one year but not more than five years	—	—
More than five years	—	—

	1,279,061	535,665